Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Contract Liabilities [Abstract]
Balance - beginning of the year	$ 288,203	$ 223,530	$ 680,133
Advances from customers	4,169,046	3,233,512	3,018,039
Revenue recognized related to amounts previously deferred	(3,810,948)	(2,955,771)	(3,409,969)
Balance – end of the year	$ 646,301	$ 501,271	$ 288,203